UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number      811-21186
Williams Capital Management Trust

(Exact name of registrant as specified in charter)
570 Seventh Avenue, Suite 504
New York, NY 10018

(Address of principal executive offices) (Zip code)
Dail St. Claire
Williams Capital Management, LLC
570 Seventh Avenue, Suite 504
New York, NY 10018

(Name and address of agent for service)
Registrant’s telephone number, including area code:      1-212-373-4260
Date of fiscal year end: October 31, 2007
Date of reporting period: July 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

WILLIAMS CAPITAL LIQUID ASSETS FUND
PORTFOLIO OF INVESTMENTS
July 31, 2007 (UNAUDITED)

		Rating
Principal		Unaudited
Amount		Moody’s/S&P	Value

ASSET BACKED COMMERCIAL PAPER (27.2%):
$10,000,000	Atomium Funding, 5.31%, 8/06/07++,+++	P-1/A-1+	$9,992,722
7,000,000	Atomium Funding, 5.33%, 8/10/07++,+++	P-1/A-1+	6,990,812
5,000,000	Atomium Funding, 5.27%, 9/20/07++,+++	P-1/A-1+	4,963,403
12,000,000	Atomium Funding, 5.34%, 9/26/07++,+++	P-1/A-1+	11,901,627
9,000,000	Barton Capital, 5.35%, 8/01/07++,+++	P-1/A-1+	9,000,000
8,000,000	Cobbler Funding, 5.35%, 10/25/07++,+++	P-1/A-1	7,900,267
5,000,000	Davenport, 5.30%, 8/13/07++,+++	P-1/A-1+	4,991,200
19,426,000	Davenport, 5.31%, 8/13/07++,+++	P-1/A-1+	19,391,745
10,000,000	Fox Trot Ltd., 5.39%, 8/01/07++,+++	P-1/A-1+	10,000,000
10,000,000	Gotham Funding, 5.34%, 11/26/07++,+++	P-1/A-1	9,831,000
5,000,000	Gotham Funding, 5.35%, 12/27/07++,+++	P-1/A-1	4,893,642
10,000,000	Keel Capital, Inc., 5.32%, 8/02/07++,+++	P-1/A-1+	9,998,528
12,000,000	Klio Funding Corp., 5.39%, 10/04/07++,+++	P-1/A-1+	11,886,507
10,000,000	Liberty Harbor II, 5.32%, 9/14/07++,+++	P-1/A-1+	9,935,711
5,000,000	Sydney Capital, Inc., 5.31%, 8/16/07++,+++	P-1/A-1+	4,988,979
15,000,000	Tempo Finance, 5.31%, 8/01/07++,+++	P-1/A-1+	15,000,000
15,000,000	Tempus Funding, 5.34%, 10/05/07++,+++	P-1/A-1	14,857,271
8,000,000	Victory Receivables, 5.40%, 8/02/07++,+++	P-1/A-1	7,998,800
7,000,000	Victory Receivables, 5.30%, 8/13/07++,+++	P-1/A-1	6,987,703
5,000,000	Victory Receivables, 5.32%, 9/06/07++,+++	P-1/A-1	4,973,650
7,250,000	Zela Finance, 5.34%, 10/03/07++,+++	P-1/A-1+	7,183,137
5,000,000	Zela Finance, 5.36%, 1/18/08++,+++	P-1/A-1+	4,876,868

Total ASSET BACKED COMMERCIAL PAPER (Cost $198,543,572)			198,543,572

ASSET BACKED SECURITY (1.4%):
10,000,000	Paragon Mortgages PLC, Series 15A, Class A1, 5.32%, 8/15/07+	Aaa/AAA	10,000,000

Total ASSET BACKED SECURITY (Cost $10,000,000)			10,000,000

CORPORATE BONDS & NOTES (25.2%):
	Computers (0.1%):
400,000	International Business Machines Corp., 5.33%, 8/08/07+	A1/A+	400,104

	Diversified Financial Services (8.4%):
10,500,000	American Express Credit Corp., 5.42%, 8/06/07+	Aa3/A+	10,502,294
5,400,000	General Electric Capital Corp., 5.445%, 8/17/07+	Aaa/AAA	5,400,000
5,000,000	Lehman Brothers Holdings, Inc., 5.40%, 8/22/07+	A1/A+	5,000,000
5,000,000	Lehman Brothers Holdings, Inc., 5.35%, 9/27/07+	A1/A+	5,000,000
5,000,000	Merrill Lynch & Co., Inc., 5.33%, 8/15/07+	Aa3/A+	5,000,958
5,850,000	Merrill Lynch & Co., Inc., 5.485%, 10/19/07+	Aa3/A+	5,851,987
5,000,000	Merrill Lynch & Co., Inc., 5.31%, 8/22/07+	Aa3/A+	5,000,000
12,150,000	Morgan Stanley, 5.36%, 8/03/07+	Aa3/A+	12,150,707
3,000,000	Morgan Stanley, 5.41%, 8/27/07+	Aa3/A+	3,000,000
4,000,000	Morgan Stanley, 5.47%, 8/01/07+	Aa3/A+	4,000,000

			60,905,946

	Finance — Other Services (4.6%):
3,000,000	CIT Group, Inc., 4.00%, 5/08/08	A2/A	2,966,049
7,980,000	CIT Group, Inc., 5.59%, 9/20/07+	A2/A	7,982,661
2,390,000	CIT Group, Inc., 5.57%, 8/23/07+	A2/A	2,392,451
10,000,000	CIT Group, Inc., 5.43%, 8/21/07+	A2/A	10,001,595
5,000,000	Nationwide Building Society, 5.37%, 8/07/07+,++	Aa3/A+	5,000,000
5,500,000	Nationwide Building Society, 5.44%, 9/28/07+,++	Aa3/A+	5,500,623

			33,843,379

	Insurance (2.1%):
10,000,000	ASIF Global Financing XXX, 5.34%, 8/23/07+,++	Aa2/AA+	10,000,392
5,000,000	Metropolitan Life Global Funding I, 5.31%, 8/22/07+,++	Aa2/AA	5,000,000

			15,000,392

	Non-U.S. Banking & Financial Services (3.6%):
5,000,000	Alliance & Leicester PLC, 5.33%, 8/08/07+,++	Aa3/A+	5,000,000
5,000,000	Svenska Handelsbanken, 5.29%, 8/21/07+,++	Aa1/AA-	5,000,000
5,000,000	Svenska Handelsbanken AB, 5.29%, 8/13/07+	Aa1/AA-	5,000,000
1,600,000	UBS Finance, Inc., 5.23%, 8/01/07	Aa2/AA+	1,600,000
5,000,000	UBS AG, 5.40%, 11/28/07	Aa2/AA+	5,000,000
5,000,000	Westpac Banking Corp., 5.30%, 8/06/07+,++	Aa3/AA-	5,000,000

			26,600,000

	Structured Investment Vehicles (4.8%):
5,000,000	Cullinan Finance Corp., 5.345%, 5/15/08++	Aaa/AAA	5,000,000
10,000,000	Cullinan Finance Corp., 5.32%, 9/11/07+,++	Aaa/AAA	9,999,646
10,000,000	Sigma Finance, Inc., 5.35%, 5/19/08++	Aaa/AAA	10,000,000
10,000,000	Sigma Finance, Inc., 5.3175%, 8/20/07+,++	Aaa/AAA	9,999,923

			34,999,569

	U.S. Banking & Financial Services (1.6%):
5,000,000	US Bank NA, 5.28%, 8/01/07+	Aa1/AA+	4,999,828
2,500,000	Wells Fargo & Co., 5.33%, 8/03/07+	Aa1/AA+	2,500,000
4,000,000	Wells Fargo & Co., 5.38%, 8/02/07+	Aa1/AA+	4,000,000
500,000	Wells Fargo & Co., 5.42%, 9/28/07+	Aa1/AA+	500,000

			11,999,828

Total CORPORATE BONDS & NOTES (Cost $183,749,218)			183,749,218

MASTER NOTES & PROMISSORY NOTES (12.9%):
29,000,000	Banc of America Securities LLC, 5.435%, 8/05/16+	P-1/A-1	29,000,000
35,000,000	Bear, Stearns & Co., Inc., 5.475%, 12/31/50+	P-1/A-1	35,000,000
10,000,000	Goldman Sachs Group, Inc. (The), 5.455%, 9/05/07+,++,*	P-1/A-1+	10,000,000
20,000,000	Goldman Sachs Group, Inc. (The), 5.455%, 12/21/07+,++,*	P-1/A-1+	20,000,000

Total MASTER NOTES & PROMISSORY NOTES (Cost $94,000,000)			94,000,000

MUNICIPAL SECURITIES (6.0%):
	Taxable Municipal Bonds and Notes (4.2%):
5,830,000	Connecticut Housing Finance Authority, (AMBAC Insured), 5.32%, 11/15/16+	VMIG1/A-1+	5,830,000
5,000,000	North Texas Higher Education Authority, Series D, (AMBAC Insured), SPA, 5.32%, 12/01/46+	VMIG1/A-1+	5,000,000
205,000	Philadelphia Authority for Industrial Development, Special Facilities Revenue, Series B, (AMBAC Insured), SPA, 5.32%, 7/01/10+	VMIG1/A-1+	205,000
4,000,000	Rural Electric Coop Grantor, 5.40%, 8/01/07+	Aa2/AA-	4,000,000
1,150,000	San Bernardino County Financing Authority, (MBIA Insured), 6.81%, 8/01/07	Aaa/AAA	1,150,000
1,300,000	State of Texas, GO, SPA, 5.30%, 6/01/21+	VMIG1/A-1+	1,300,000
2,275,000	State of Texas, 5.30%, 12/01/26+	VMIG1/A-1+	2,275,000
2,000,000	State of Texas, Series A-2, GO, 5.30%, 12/01/29+	VMIG1/A-1+	2,000,000
3,700,000	State of Texas, Series A-2, GO, SPA, 5.30%, 12/01/33+	VMIG1/A-1+	3,700,000
2,810,000	State of Texas, Series B, GO, SPA, 5.31%, 12/01/09+	VMIG1/A-1+	2,810,000
2,400,000	State of Texas, Series B, GO, SPA, 5.31%, 12/01/26+	VMIG1/A-1+	2,400,000

			30,670,000

	Taxable Municipal Commercial Paper (1.8%):
3,000,000	Catholic Health Initiatives, 5.34%, 8/01/07+	P-1/A-1+	3,000,000
10,073,000	City of Austin, Texas, 5.29%, 8/07/07+++	P-1/A-1+	10,064,169

			13,064,169

Total MUNICIPAL SECURITIES (Cost $43,734,169)			43,734,169

		Rating
Principal		Unaudited
Amount		Moody's/S&P	Value

OTHER COMMERCIAL PAPER (14.2%):
`	Diversified Financial Services (1.6%):
5,000,000	Morgan Stanley, 5.43%, 8/01/07+	P-1/A-1	5,002,467
7,000,000	Morgan Stanley, 5.445%, 11/15/07+	P-1/A-1	7,000,000

			12,002,467

	Financial — Other Services (1.4%):
10,000,000	CIT Group, Inc., 5.33%, 8/09/07+	P-1/A-1	9,988,444

	Non-U.S. Banking (11.2%):
3,900,000	Banco Santander Central Hispano, 5.33%, 11/15/07++,+++	P-1/A-1+	3,839,827
5,000,000	Barclays US Funding, LLC. 5.35%, 10/19/07++,+++	P-1/A-1+	4,942,396
9,619,000	Canadian Imperial Bank of Commerce, 5.35%, 9/04/07++, +++	P-1/A-1	9,571,769
10,000,000	Societe Generale, 5.30%, 11/05/07++,+++	P-1/A-1+	9,862,267
10,000,000	Societe Generale, 5.30%, 12/07/07++,+++	P-1/A-1+	9,817,245
8,000,000	UBS Finance, Inc., 5.33%, 1/22/08++,+++	P-1/A-1+	7,799,513
11,080,000	UBS Finance, Inc., 5.38%, 9/28/07++,+++	P-1/A-1+	10,986,996
5,000,000	Westpac Banking Corp., 5.30%, 9/10/07++,+++	P-1/A-1+	4,971,083
10,000,000	Westpac Banking Corp., 5.31%, 8/08/07++,+++	P-1/A-1+	9,989,918
10,000,000	Westpac Banking Corp., 5.34%, 8/08/07++,+++	P-1/A-1+	9,989,879

			81,770,893

Total OTHER COMMERCIAL PAPER (Cost $103,761,804)			103,761,804

U.S. GOVERNMENT AGENCY OBLIGATIONS (0.6%):
	Federal Home Loan Bank (0.6%):
4,000,000	5.375%, 2/12/08	Aaa/AAA	4,000,000

Total U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $4,000,000)			4,000,000

YANKEE CERTIFICATES OF DEPOSIT (6.0%):
5,000,000	Barclays Bank PLC, 5.40%, 7/01/08	P-1/A-1+	5,000,000
5,000,000	Barclays Bank PLC, 5.38%, 5/09/08	P-1/A-1+	5,000,000
5,385,000	Deutsche Bank, 5.30%, 3/07/08	P-1/A-1+	5,383,348
8,000,000	Deutsche Bank, 5.31%, 10/11/07	P-1/A-1+	8,000,000
5,000,000	Deutsche Bank, 5.39%, 2/21/08+	P-1/A-1+	5,000,000
5,000,000	Deutsche Bank, 5.43%, 1/28/08	P-1/A-1+	5,000,000
10,000,000	Deutsche Bank, 5.35%, 8/06/07	P-1/A-1+	10,000,000

Total YANKEE CERTIFICATES OF DEPOSIT (Cost $43,383,348)			43,383,348

REPURCHASE AGREEMENT (3.3%):
24,313,000	Bank of America Tri-Party Repurchase Agreement, 5.24%, dated 7/31/07, due 8/01/07 in the amount of $24,316,539, collateralized by U.S. Government Agency Securities (Federal Home Loan Bank Zero Coupon 1/16/08, Federal Home Loan Bank Zero Coupon 8/17/07) with a value including accrued interest of $24,799,695.		24,313,000

Total REPURCHASE AGREEMENT (Cost $24,313,000)			24,313,000

OTHER SHORT-TERM INVESTMENTS (3.1%):
231	Bank of New York Cash Sweep		231
15,110,000	Morgan Stanley Institutional Prime Liquidity Fund		15,110,000
7,693,000	Reserve Primary Fund		7,693,000

Total OTHER SHORT-TERM INVESTMENTS (Cost $22,803,231)			22,803,231

TOTAL INVESTMENTS (Cost $728,288,342) (a)		99.9%	728,288,342
Other assets in excess of liabilities		0.1%	567,129

NET ASSETS		100.0%	$728,855,471

Percentages indicated are based on net assets of $728,855,471.

(a)	Cost and value for federal income tax and financial reporting purposes are the same.

+	Variable rate security. The rate presented is the rate in effect at July 31, 2007.

++	Security exempt from registration under Rule 144A or Section 4 (2) under the Securities Act of 1933, as amended.
These securities may be resold, in transactions exempt from registration, normally, to qualified institutional buyers. The Adviser using procedures approved by the Board of Trustees has deemed these securities to be liquid.

+++	The rate presented is the effective yield at purchase.

*	Illiquid security.
See Notes to Portfolio of Investments.

WILLIAMS CAPITAL LIQUID ASSETS FUND
NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)
July 31, 2007
     Securities of the Williams Capital Liquid Assets Fund (the “Fund”) are valued on an amortized cost basis, which approximates current market value. Under this method, securities are valued initially at cost when purchased. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

ITEM 2. CONTROLS AND PROCEDURES.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Williams Capital Management Trust

By	/s/ Dail St. Claire

Dail St. Claire, President

Date	September 25, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christopher J. Williams

Christopher J. Williams, Treasurer

Date	September 25, 2007

By	/s/ Dail. St. Claire

Dail St. Claire, President

Date	September 25, 2007